DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the L3Harris Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
A.General — The Plan is a defined contribution plan with a 401(k) feature covering eligible employees of L3Harris Technologies, Inc. (“L3Harris”) and certain of its subsidiaries (collectively, the “Company” or “Employer”) as defined in the Plan document. The Plan Administrator is the L3Harris Employee Benefits Committee comprised of persons appointed by L3Harris. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
    The Plan is currently maintained pursuant to a January 1, 2025, plan document that has been amended from time to time.
B.     Contributions — Participants may contribute a percentage of eligible compensation, as defined in the Plan document and subject to Internal Revenue Code (the “Code”) limitations, on a pre-tax and/or an after-tax basis. After-tax contributions may be made either on a regular after-tax basis or on a designated Roth after-tax basis. Participants age 50 and older by the end of the calendar year can contribute an additional amount above the annual pre-tax/designated Roth after-tax limitation, as defined in the Plan document and subject to Code limitations. For any eligible employee who has completed one year of service with the Company, the Company matches up to 100% of pre-tax, regular after-tax and/or designated Roth after-tax contributions subject to a limit of 6% (5% for a participant who is accruing a cash balance benefit under the Company’s defined benefit pension plans) of eligible compensation. Special matching rules apply to certain participants who are subject to a collective bargaining agreement. Company matching contributions generally are made to the Plan in the form of L3Harris stock, except matching contributions generally are made in cash for certain participants who are subject to a collective bargaining agreement. Participants who make no election with respect to their contribution percentage generally are deemed to have elected deferment of 6% of eligible compensation on a pre-tax basis. The Company may make discretionary profit-sharing contributions to the Plan in an amount determined by the Company, allocated to eligible participants based on eligible compensation as defined in the Plan document. For the year ended December 31, 2025, no profit-sharing contributions were made. Additional Company contributions may be made on behalf of participants who are subject to a collective bargaining agreement or to satisfy, in part, the Company’s obligations to certain participants under wage determination or similar laws. In addition, participants may roll over amounts to the Plan from other qualified retirement plans or certain individual retirement accounts (“IRAs”).
C.    Payments of Benefits — Prior to termination of employment, a participant may withdraw all or any portion of his or her regular after-tax account balance or rollover account balance. A participant may also receive a distribution while employed for financial hardship, as defined in the Plan document, after attainment of age 59 1/2 or in certain cases, in connection with active military duty or, effective January 1, 2025, domestic abuse. Upon retirement or other termination of employment, a participant may elect to receive either a lump-sum amount equal to all or a portion of the participant’s vested account, or installments of his or her vested account over a future period. Alternatively, a participant generally will be eligible to roll over his or her vested account to an eligible retirement plan or IRA. In addition, certain other distribution options applicable to assets merged into the Plan have been preserved, as legally required.
D.    Participant Loans — The participant loan program permits participants to borrow against their pre-tax, regular after-tax, qualified non-elective, designated Roth after-tax and rollover accounts. A participant may borrow in increments of $100 from a minimum of $500 to a maximum of up to 50% of the vested portion of the participant’s account or $50,000, whichever is lower, within certain limitations established by the Plan document. Payback periods range from one to five years unless the loan is to be used for the purchase of a principal residence, in which case the payback period generally may not exceed ten years. Certain loans that transferred into the Plan via the acquisition of another plan’s assets may have a payback period exceeding ten years. Interest rates are established by the Plan Administrator based on market rates. Loans are paid back ratably through payroll deductions (or, if the participant is not receiving paychecks, then they are paid back by certified or cashier’s check, money order or electronic transfer). The outstanding loans have been established as a separate fund.
E.     Participant Accounts — Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contributions and (b) Plan earnings, and is charged with an allocation of Plan losses and administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
F.    Vesting — Participants are immediately vested in their pre-tax, regular after-tax, designated Roth after-tax, qualified non-elective and rollover contributions plus earnings thereon. Participants also are immediately vested in Company contributions other than Employer matching and any profit-sharing contributions, plus earnings thereon. Vesting in the Employer matching and any profit-sharing contributions, plus earnings thereon, is based on years of service, as defined in the Plan document. A participant is generally 100% vested after three years of service.
However, certain vesting schedules applicable to assets merged into the Plan have been preserved, as legally required, and may result in the vesting of Employer matching and any profit-sharing contributions, plus earnings thereon, more quickly than described above. In addition, in the event of a disposition by the Company of a business or substantially all of the assets of a business, the participants impacted by such disposition may in certain circumstances become 100% vested in Employer matching and any profit-sharing contributions, plus earnings thereon.
A participant also becomes 100% vested in Employer matching and any profit-sharing contributions, plus earnings thereon, upon attainment of age 55 while employed or upon his or her termination of employment on account of his or her death or disability (as defined in the Plan document), or if a participant dies while on leave of absence due to qualified military service.
In addition, special vesting applies to certain participants in the Plan who are subject to a collective bargaining agreement. Certain of such participants are immediately vested in their Employer matching and any profit-sharing contributions, plus earnings thereon, and certain others become vested in their Employer matching and any profit sharing contributions, plus earnings thereon, as follows:

Years of Service	Vesting Percentage
Less than 1 year	0%
1 year	20%
2 years	40%
3 years	60%
4 years	80%
5 years	100%
G.    Forfeitures — A terminated participant who is not 100% vested will forfeit the non-vested portion of the Company’s contributions plus earnings thereon unless the participant returns to employment within five years. The forfeited contributions are used, in the order determined by the Plan Administrator, to restore the accounts of recently located missing participants; to restore the accounts of participants whose benefits previously were forfeited and who are reemployed prior to incurring a break in service of five consecutive years; to fund any Company contributions to be allocated to participants who are reemployed after a period of qualified military service, as defined in the Plan document; and to reduce future contributions to the Plan by the Company; and, if any forfeitures remain after use as previously specified, to pay Plan administrative expenses. Forfeited amounts included in Plan assets at December 31, 2025, and 2024 were $3,693,064 and $2,938,578, respectively. For the year ended December 31, 2025, Company contributions to the Plan were reduced by $4,648,148 from forfeited non-vested accounts.
H.     Plan Termination — Although it has not expressed any intent to do so, L3Harris has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.
I.     Investment Options — Upon enrollment in the Plan, a participant may direct Company and participant contributions into any of several investment options (including the L3Harris Stock Fund) and/or a brokerage window account. The L3Harris Stock Fund is a unitized fund as of December 31, 2025, and 2024. As a unitized fund, the fund’s value is determined by its underlying assets consisting primarily of common shares of L3Harris stock, but also some short-term liquid investments. The fund’s unit price is computed by the Trustee daily. Shares of common stock held in the L3Harris Stock Fund as of December 31, 2025, and 2024, are valued at the last reported quoted market price of a share on the last trading day of the year. A participant may transfer amounts from other investment options into the
L3Harris Stock Fund, provided that no transfer shall cause more than 20% of a participant’s account to be invested in the L3Harris Stock Fund. A participant may invest no more than 20% of his or her newly made contributions to the Plan in the L3Harris Stock Fund, except that, a participant generally may elect to invest in the L3Harris Stock Fund up to 100% of newly made Company matching contributions for his or her benefit. The L3Harris Stock Fund has been designated as an “employee stock ownership plan,” which means that L3Harris is entitled to a deduction for dividends paid on shares held in the L3Harris Stock Fund. Any such dividends are 100% vested and participants are permitted to elect that such dividends either be maintained in the Plan and reinvested in the L3Harris Stock Fund or paid from the Plan in cash to the participant.
The investment options are described in detail in the Plan’s “Summary Plan Description,” which is available to all participants. In the event no investment option is selected by a participant, the default investment option for contributions is the LifeCycle Fund that is age-appropriate for the participant. Elections to change investment options can be made daily. Investments are governed by certain limitations described in the Plan document and the “Summary Plan Description.”